First Trust SMID Cap Rising Dividend Achievers ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	98 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq US Small Mid Cap Rising Dividend Achievers(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.13%	12.74%	10.90%
S&P 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.04%	8.57%	8.79%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	13.90%
First Trust SMID Cap Rising Dividend Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.42%	12.01%	10.20%
Performance Inception Date	Nov. 01, 2017
First Trust SMID Cap Rising Dividend Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.81%	11.22%	9.43%
First Trust SMID Cap Rising Dividend Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.96%	9.17%	7.87%